9. EMPLOYEE EQUITY INCENTIVE PLAN (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Options Outstanding-Number of Shares
Beginning Balance	14,824,158
Granted	2,854,000
Exercised	(522,428)
Cancelled	(3,048,967)
Ending Balance	14,106,763	14,824,158
Options Outstanding-Weighted Average Exercise Price
Beginning Balance	$ 0.52
Granted	0.5
Exercised	0.16
Cancelled	0.73
Ending Balance	$ 0.76	$ 0.52
Balance as of December 31	8 years 9 months 14 days
Employee Stock Options
Options Outstanding-Number of Shares
Beginning Balance	14,824,158	5,625,000	2,050,000
Granted		9,958,031	3,925,000
Exercised		(636,780)	(50,000)
Cancelled		(122,093)	(300,000)
Ending Balance		14,824,158	5,625,000
Options Outstanding-Weighted Average Exercise Price
Beginning Balance	$ 0.52	$ 0.59	$ 0.1
Granted		0.78	0.8
Exercised		0.5	0.1
Cancelled		0.55	0.1
Ending Balance		$ 0.52	$ 0.59
Balance as of December 31		9 years 11 days	9 years 3 months 19 days